Summary Of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2011
Summary Of Significant Accounting Policies [Abstract]
Schedule of Weighted Average Number of Shares

December 31,	2011	2010	2009

Weighted average number of shares	6,223,057	3,880,060	3,862,364
Dilutive average number of shares	30,841	23,517	7,102